ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2019	2020
Accounts receivable, gross	$13,858	$14,195
Less: Allowance for doubtful accounts	(5,437)	(3,797)
Accounts receivable, net	$8,421	$10,398

Schedule of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2018	2019	2020
Beginning of year	$4,591	$5,486	$5,437
Addition	1,184	113	524
Reverse	—	(93)	(144)
Disposal of subsidiaries	—	—	(2,276)
Exchange rate adjustment	(289)	(69)	256
End of year	$5,486	$5,437	$3,797